Employee Benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits
Employee Benefits

17. Employee Benefits

	2019	2018	2017
	(€ in thousands)
Wages and salaries	13,187	11,558	11,855
Social security costs	1,433	1,346	1,285
Pension costs — defined contribution plans	910	868	860
Equity-settled share based payments	5,948	3,224	4,024
	21,478	16,996	18,024
Average number of employees for the period	139.8	127.7	139.9

Employees per activity at December 31 (converted to FTE):

	December 31, 2019	December 31, 2018	December 31, 2017
Research and Development	118.3	89.2	96.2
General and Administrative	36.1	29.6	34.0
Total number of employees at December 31 (converted to FTE)	154.4	118.8	130.2

Of all employees 143.1 FTE are employed in the Netherlands (2018: 112.8 FTE).

Included in the wages and salaries for 2019 is a credit of € 714,000  (2018: € 1,294,000, 2017: € 723,000) with respect to WBSO subsidies.